OPERATING SEGMENTS - Non-Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Non-current assets	$ 32,165	$ 25,651
Canada
Disclosure of operating segments [line items]
Non-current assets	26,596	20,936
United States
Disclosure of operating segments [line items]
Non-current assets	$ 5,569	$ 4,715